                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2004.
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          White Mountains Advisors LLC
                 -------------------------------
   Address:       370 Church Street
                 -------------------------------
                  Guilford, CT 06437
                 -------------------------------

Form 13F File Number: 028-00470
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Plourde
         -------------------------------
Title:    Chief Financial Officer
         -------------------------------
Phone:    (203) 458-5805
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Maribel C. Friend           Guilford, Connecticut     February 14, 2005
-------------------------------   -----------------------   -------------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

          028-01681              White Mountains Insurance Group, Ltd.
       ---------------          ---------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         119
                                        --------------------

Form 13F Information Table Value Total:     1,212,590,596
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number      Name

    1.            028-01681            White Mountains Insurance Group, Ltd.
  -----       -----------------        -------------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                          WHITE MOUNTAINS ADVISORS, LLC

                          White Mountains Advisors, LLC
                 FORM 13F Information Table - December 31, 2004

                                                                   AMOUNT AND
                               TITLE         CUSIP      MARKET        TYPE OF    INVESTMENT               VOTING AUTHORITY
   NAME OF ISSUER             OF CLASS       NUMBER     VALUE        SECURITY    DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------  -------------   ---------   --------    -----------   ---------- ------------ ----   ------ --------
ABITIBI-CONSOLIDATED INC   COM             003924107    3,480,760      503,000    DEFINED       1               503,000
ABITIBI-CONSOLIDATED INC   COM             003924107    6,781,600      980,000    DEFINED       1, 2            980,000
ALLEGHENY ENERGY INC       COM             017361106    2,463,750      125,000    DEFINED       1, 2            125,000
AMERADA HESS CORP          COM             023551104   25,949,700      315,000    DEFINED       1               315,000
AMERADA HESS CORP          COM             023551104   36,247,200      440,000    DEFINED       1, 2            440,000
ANHEUSER BUSCH COS INC     COM             035229103    5,073,000      100,000    DEFINED       1, 2            100,000
AQUILA INC                 COM             03840P102      671,580      182,000    DEFINED       1               182,000
AQUILA INC                 COM             03840P102      933,570      253,000    DEFINED       1, 2            253,000
ARCHER DANIELS MIDLAND
 CO                        COM             039483102    9,147,100      410,000    DEFINED       1               410,000
ARCHER DANIELS MIDLAND CO  COM             039483102   12,716,700      570,000    DEFINED       1, 2            570,000
AUTOMATIC DATA PROCESSING
 IN                        COM             053015103    4,612,400      104,000    DEFINED       1               104,000
AUTOMATIC DATA PROCESSING
 IN                        COM             053015103   22,618,500      510,000    DEFINED       1, 2            510,000
BERKSHIRE HATHAWAY INC
 DEL                       COM CL A        084670108    7,647,300           87    DEFINED       1                    87
BERKSHIRE HATHAWAY INC
 DEL                       COM CL B        084670207    3,405,760        1,160    DEFINED       1                 1,160
BERKSHIRE HATHAWAY INC
 DEL                       COM CL B        084670207   10,716,400        3,650    DEFINED       1, 2              3,650
CALLAWAY GOLF CO           COM             131193104    2,389,500      177,000    DEFINED       1               177,000
CALLAWAY GOLF CO           COM             131193104    2,970,000      220,000    DEFINED       1, 2            220,000
CAPITOL FED FINL           COM             14057C106    6,336,000      176,000    DEFINED       1               176,000
CAPITOL FED FINL           COM             14057C106    8,496,000      236,000    DEFINED       1, 2            236,000
CENTRAL PAC FINL CORP      COM             154760102      434,040       12,000    DEFINED       1, 2             12,000
CHARTER FINL CORP WEST PT
 GA                        COM             16122M100    4,525,020      103,500    DEFINED       1               103,500
CHARTER FINL CORP WEST PT
 GA                        COM             16122M100    5,814,760      133,000    DEFINED       1, 2            133,000
CLOROX CO DEL              COM             189054109      589,300       10,000    DEFINED       1, 2             10,000
COMPASS MINERALS INTL INC  COM             20451N101      436,140       18,000    DEFINED       1, 2             18,000
DELTIC TIMBER CORP         COM             247850100    2,547,000       60,000    DEFINED       1, 2             60,000
DIAGEO P L C               SPON ADR        25243Q205    2,025,800       35,000    DEFINED       1, 2             35,000
DIAMOND OFFSHORE DRILLING
 IN                        DBCV 1.500% 4/1 25271CAE2    2,332,000    2,200,000    DEFINED       1             2,200,000
DIAMOND OFFSHORE DRILLING
 IN                        DBCV 1.500% 4/1 25271CAE2    2,968,000    2,800,000    DEFINED       1, 2          2,800,000
DIAMOND OFFSHORE DRILLING
 I                         COM             25271C102    5,006,250      125,000    DEFINED       1               125,000
DIAMOND OFFSHORE DRILLING
 I                         COM             25271C102    6,608,250      165,000    DEFINED       1, 2            165,000
EASTMAN CHEM CO            COM             277432100    4,849,320       84,000    DEFINED       1                84,000
EASTMAN CHEM CO            COM             277432100    6,754,410      117,000    DEFINED       1, 2            117,000
EL PASO ELEC CO            COM             283677854   17,140,700      905,000    DEFINED       1               905,000
EL PASO ELEC CO            COM             283677854   26,042,500    1,375,000    DEFINED       1, 2          1,375,000
EQUITY OFFICE PROPERTIES
 TRU                       PFD CV B 5.25%  294741509    1,765,020       34,500    DEFINED       1                34,500
EQUITY OFFICE PROPERTIES
 TRU                       PFD CV B 5.25%  294741509    2,148,720       42,000    DEFINED       1, 2             42,000
FAIRMONT HOTELS RESORTS
 INC                       COM              305204109    5,282,600      152,500   DEFINED       1               152,500
FAIRMONT HOTELS RESORTS
 INC                       COM              305204109    7,274,400      210,000   DEFINED       1, 2            210,000
FAIRMONT HOTELS RESORTS
 INC                       NOTE 3.750%12/0  305204AB5    5,919,375    5,250,000   DEFINED       1             5,250,000
FAIRMONT HOTELS RESORTS
 INC                       NOTE 3.750%12/0 305204AB5    7,892,500    7,000,000    DEFINED       1, 2          7,000,000
FEDERATED INVS INC PA      CL B            314211103    1,988,160       65,400    DEFINED       1, 2             65,400
FIRST DATA CORP            COM             319963104      170,160        4,000    DEFINED       1                 4,000
FIRST DATA CORP            COM             319963104    8,508,000      200,000    DEFINED       1, 2            200,000
FIRST ENERGY CORP          COM             337932107    7,743,960      196,000    DEFINED       1               196,000
FIRST ENERGY CORP          COM             337932107   11,853,000      300,000    DEFINED       1, 2            300,000

                          WHITE MOUNTAINS ADVISORS, LLC

                          White Mountains Advisors, LLC
                 FORM 13F Information Table - December 31, 2004

                                                                   AMOUNT AND
                               TITLE         CUSIP      MARKET        TYPE OF    INVESTMENT               VOTING AUTHORITY
   NAME OF ISSUER             OF CLASS       NUMBER     VALUE        SECURITY    DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------  -------------   ---------   --------    -----------   ---------- ------------ ----   ------ --------
FORTUNE BRANDS INC         COM             349631101    2,624,120       34,000    DEFINED       1                34,000
FORTUNE BRANDS INC         COM             349631101    4,630,800       60,000    DEFINED       1, 2             60,000
GREAT LAKES CHEM CORP      COM             390568103   18,233,600      640,000    DEFINED       1               640,000
GREAT LAKES CHEM CORP      COM             390568103   24,928,750      875,000    DEFINED       1, 2            875,000
IDACORP INC                COM             451107106      382,125       12,500    DEFINED       1                12,500
IDACORP INC                COM             451107106      641,970       21,000    DEFINED       1, 2             21,000
INCO LTD                   DBCV 1.000% 3/1 453258AT2   13,075,000   10,000,000    DEFINED       1            10,000,000
INCO LTD                   DBCV 1.000% 3/1 453258AT2   17,259,000   13,200,000    DEFINED       1, 2         13,200,000
KERR-MCGEE CORP            SDCV 5.250% 2/1 492386AP2   14,875,438   14,050,000    DEFINED       1            14,050,000
KERR-MCGEE CORP            SDCV 5.250% 2/1 492386AP2   19,481,000   18,400,000    DEFINED       1, 2         18,400,000
LEHMAN BROS HLDGS INC      COM             524908100    3,499,200       40,000    DEFINED       1, 2             40,000
LEUCADIA NATL CORP         COM             527288104   17,536,683      252,399    DEFINED       1, 2            252,399
LIBERTY PPTY TR            SH BEN INT      531172104      432,000       10,000    DEFINED       1                10,000
LOEWS CORP                 NOTE 3.125% 9/1 540424AL2   12,281,250   12,500,000    DEFINED       1            12,500,000
LOEWS CORP                 NOTE 3.125% 9/1 540424AL2   15,228,750   15,500,000    DEFINED       1, 2         15,500,000
LONGVIEW FIBRE CO          COM             543213102    6,965,760      384,000    DEFINED       1               384,000
LONGVIEW FIBRE CO          COM             543213102   13,695,700      755,000    DEFINED       1, 2            755,000
MANULIFE FINL CORP         COM             56501R106    3,234,000       70,000    DEFINED       1, 2             70,000
MARATHON OIL CORP          COM             565849106   25,424,360      676,000    DEFINED       1               676,000
MARATHON OIL CORP          COM             565849106   36,481,700      970,000    DEFINED       1, 2            970,000
MCDONALDS CORP             COM             580135101    3,590,720      112,000    DEFINED       1               112,000
MCDONALDS CORP             COM             580135101    5,289,900      165,000    DEFINED       1, 2            165,000
MEREDETH CORP              COM             589433101   14,796,600      273,000    DEFINED       1               273,000
MEREDETH CORP              COM             589433101   19,512,000      360,000    DEFINED       1, 2            360,000
MONTPELIER RE HOLDINGS
 LTD                       SHS             G62185106  242,470,545    6,306,126    DEFINED       1, 2          6,306,126
NEW YORK TIMES CO          COM CL A        650111107    2,284,800       56,000    DEFINED       1                56,000
NEW YORK TIMES CO          COM CL A        650111107    3,549,600       87,000    DEFINED       1, 2             87,000
NORTHGATE MINERALS CORP    COM             666416102      394,400      232,000    DEFINED       1               232,000
NORTHGATE MINERALS CORP    COM             666416102      544,000      320,000    DEFINED       1, 2            320,000
NRG ENERGY INC             COM             629377508    6,579,125      182,500    DEFINED       1               182,500
NRG ENERGY INC             COM             629377508    9,192,750      255,000    DEFINED       1, 2            255,000
OCTEL CORP                 COM             675727101    9,759,890      469,000    DEFINED       1               469,000
OCTEL CORP                 COM             675727101   17,813,360      856,000    DEFINED       1, 2            856,000
OHIO CAS CORP              NOTE 5.000% 3/1 677240AC7      853,000      800,000    DEFINED       1               800,000
OHIO CAS CORP              NOTE 5.000% 3/1 677240AC7    1,812,625    1,700,000    DEFINED       1, 2          1,700,000
PEOPLES BK BRIDGEPORT
 CONN                      COM             710198102    2,741,745       70,500    DEFINED       1                70,500
PEOPLES BK BRIDGEPORT
 CONN                      COM             710198102    4,083,450      105,000    DEFINED       1, 2            105,000
PFIZER INC                 COM             717081103      268,900       10,000    DEFINED       1                10,000
POPE RES DEL LTD
 PARTNERSHIP               COM             732857107      385,000       15,400    DEFINED       1, 2             15,400
POTLATCH CORP              COM             737628107    9,509,040      188,000    DEFINED       1               188,000
POTLATCH CORP              COM             737628107   16,438,500      325,000    DEFINED       1, 2            325,000
PRIDE INTL INC DEL         NOTE 3.250% 5/0 74153QAD4    1,192,125    1,100,000    DEFINED       1             1,100,000
PRIDE INTL INC DEL         NOTE 3.250% 5/0 74153QAD4    1,517,250    1,400,000    DEFINED       1, 2          1,400,000
PRUDENTIAL FINL INC        COM             744320102    4,671,600       85,000    DEFINED       1, 2             85,000
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804    3,821,508       66,600    DEFINED       1                66,600

                          WHITE MOUNTAINS ADVISORS, LLC

                          White Mountains Advisors, LLC
                 FORM 13F Information Table - December 31, 2004

                                                                   AMOUNT AND
                               TITLE         CUSIP      MARKET        TYPE OF    INVESTMENT               VOTING AUTHORITY
   NAME OF ISSUER             OF CLASS       NUMBER     VALUE        SECURITY    DISCRETION   MANAGERS   SOLE   SHARED   NONE
-------------------------  -------------   ---------   --------    -----------   ---------- ------------ ----   ------ --------
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804    5,049,440       88,000    DEFINED       1, 2             88,000
RYDER SYS INC              COM             783549108    6,210,100      130,000    DEFINED       1               130,000
RYDER SYS INC              COM             783549108   10,270,550      215,000    DEFINED       1, 2            215,000
SCHLUMBERGER LTD           DBCV 1.500% 6/0 806857AC2    9,198,000    8,400,000    DEFINED       1             8,400,000
SCHLUMBERGER LTD           DBCV 1.500% 6/0 806857AC2   12,154,500   11,100,000    DEFINED       1, 2         11,100,000
SEMCO ENERGY INC           COM             78412D109      534,000      100,000    DEFINED       1               100,000
SEMCO ENERGY INC           COM             78412D109      640,800      120,000    DEFINED       1, 2            120,000
SIERRA PAC RES             COM             826428104    8,557,500      815,000    DEFINED       1               815,000
SIERRA PAC RES             COM             826428104    7,245,000      690,000    DEFINED       1, 2            690,000
SIERRA PAC RES             NOTE 7.250% 2/1 826428AF1    4,728,625    1,900,000    DEFINED       1             1,900,000
SIERRA PAC RES             NOTE 7.250% 2/1 826428AF1   12,443,750    5,000,000    DEFINED       1, 2          5,000,000
SIMON PPTY GROUP INC       PFD CONV I 6%   828806802      710,640       12,000    DEFINED       1                12,000
SIMON PPTY GROUP INC       PFD CONV I 6%   828806802      769,860       13,000    DEFINED       1, 2             13,000
ST PAUL TRAVELERS INC      COM             792860108      370,700       10,000    DEFINED       1                10,000
TECO ENERGY INC            COM             872375100    1,795,950      117,000    DEFINED       1               117,000
TECO ENERGY INC            COM             872375100    2,609,500      170,000    DEFINED       1, 2            170,000
TEXAS INSTRS INC           COM             882508104      369,300       15,000    DEFINED       1                15,000
TIMBERLAND BANCORP INC     COM             887098101      502,700       22,000    DEFINED       1, 2             22,000
TRIZEC HAHN CORP           DEB  3.000% 1/2 896938AB3   19,145,500   23,600,000    DEFINED       1            23,600,000
TRIZEC HAHN CORP           DEB  3.000% 1/2 896938AB3   25,270,438   31,150,000    DEFINED       1, 2         31,150,000
UNIONBANCAL CORP           COM             908906100    1,934,400       30,000    DEFINED       1, 2             30,000
UNISOURCE ENERGY CORP      COM             909205106   25,315,500    1,050,000    DEFINED       1             1,050,000
UNISOURCE ENERGY CORP      COM             909205106   29,293,650    1,215,000    DEFINED       1, 2          1,215,000
UNOCAL CORP                COM             915289102   22,398,320      518,000    DEFINED       1               518,000
UNOCAL CORP                COM             915289102   30,138,280      697,000    DEFINED       1, 2            697,000
USF&G CORP                 NOTE 3/0        903290AD6    5,288,000    6,400,000    DEFINED       1             6,400,000
USF&G CORP                 NOTE 3/0        903290AD6    7,105,750    8,600,000    DEFINED       1, 2          8,600,000
XCEL ENERGY INC            COM             98389B100    2,184,000      120,000    DEFINED       1               120,000
XCEL ENERGY INC            COM             98389B100    5,096,000      280,000    DEFINED       1, 2            280,000

1    White Mountains Advisors
2    White Mountains Insurance Group